Expenses - Summary of Changes in Inventories and Raw Materials and Consumables Used (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Changes In Inventories And Raw Materials And Consumables Used [Abstract]
Consumption of finished goods, raw materials and other consumables	€ 44,687	€ 53,099
Scrap stock, slow moving & obsolete accrual	318	616
Work carried out by other companies	2,085	2,034
Total	€ 47,090	€ 55,749